Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Community	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textual) [Abstract]
Communities owned by UDR subject to ground leases	6
Ground rent expense	$ 4.9	$ 4.8	$ 5.0
Office space rent	$ 1.2	$ 1.1	$ 2.0
Range of years ground leases will expire	2019 and 2103